LOANS, NET	12 Months Ended
Dec. 31, 2024
LOANS, NET [Abstract]
LOANS, NET
7	LOANS, NET

a)	This item consists of the following:

	2024	2023
	S/(000)	S/(000)
Direct loans -
Loans	118,396,820	115,170,158
Credit cards	6,223,711	7,112,268
Leasing receivables	5,260,182	5,735,973
Discounted notes	3,391,576	3,170,887
Factoring receivables	3,243,531	3,431,323
Advances and overdrafts in current account	132,231	321,962
Refinanced loans	2,241,062	2,407,516
Total direct loans	138,889,113	137,350,087

Internal overdue loans and under legal collection loans	5,430,132	6,133,167
	144,319,245	143,483,254
Add (less) -
Accrued interest	1,413,028	1,492,797
Total direct loans	145,732,273	144,976,051
Allowance for direct loan losses, Note 30.1 (c)	(7,994,977)	(8,277,916)
Total direct loans, net	137,737,296	136,698,135

The Bank has participated in the Reactiva Perú I and II Program (liquidity program launched by the Peruvian Government in 2020, aimed at providing a quick and effective response to the liquidity needs that companies faced due to the impact of COVID-19 and ensure continuity in the payment chain).

As of December 31, 2024, direct loans of the Reactiva Peru program amount to S/877.3 million and the loans of FAE-MYPE program amount to S/3.5 million and S/2.1 million for FAE-MYPE 1 and FAE-MYPE 2, respectively. As of December 2023, the direct loans of Reactiva Peru program amounted to S/2,877.2 million and the loans of FAE-MYPE program to S/3.6 million and S/10.1 million for FAE-MYPE 1 and FAE-MYPE 2, respectively.

b)	As of December 31, 2024, and 2023, the composition of the gross credit balance is as follows:

	2024	2023
	S/(000)	S/(000)

Direct loans, Note 7(a)	144,319,245	143,483,254
Indirect loans, Note 18(a)	22,139,321	20,051,615
Due from customers on banker’s acceptances	528,184	412,401
Total	166,986,750	163,947,270

The following table presents the movement of the gross balance of the credit portfolio by stage for the periods 2024 and 2023:

Stage 1
Loans by class	Balance at December 31, 2023	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Transfers between classes of loans	New loans, liquidation and write-offs, net	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2024
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	83,928,787	(6,375,422)	(321,490)	5,170,908	557,795	1,471,769	4,212,548	–	460,706	89,105,601
Residential mortgage loans	19,150,069	(4,867,259)	(78,840)	2,949,592	22,355	2,186	1,727,613	–	50,813	18,956,529
Small business loans	16,065,846	(9,240,619)	(115,321)	3,329,738	44,315	(1,471,769)	8,378,279	–	(84,640)	16,905,829
Consumer loans	15,234,060	(6,349,365)	(130,291)	2,545,058	85,014	(2,186)	2,982,062	–	28,189	14,392,541
Total	134,378,762	(26,832,665)	(645,942)	13,995,296	709,479	–	17,300,502	–	455,068	139,360,500

Stage 2
Loans by class	Balance at December 31, 2023	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Transfers between classes of loans	New loans, liquidation and write-offs, net	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2024
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	5,937,197	(5,170,908)	(1,523,412)	6,375,422	517,832	134,410	(1,763,989)	–	1,594	4,508,146
Residential mortgage loans	3,558,102	(2,949,592)	(493,788)	4,867,259	52,741	–	(548,555)	–	6,158	4,492,325
Small business loans	4,630,314	(3,329,738)	(1,907,961)	9,240,619	118,948	(134,410)	(4,355,869)	–	(18,318)	4,243,585
Consumer loans	3,317,454	(2,545,058)	(1,777,749)	6,349,365	105,041	–	(1,731,395)	–	1,197	3,718,855
Total	17,443,067	(13,995,296)	(5,702,910)	26,832,665	794,562	–	(8,399,808)	–	(9,369)	16,962,911

Stage 3
Loans by class	Balance at December 31, 2023	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Transfers between classes of loans	New loans, liquidation and write-offs, net	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2024
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	7,307,176	(557,795)	(517,832)	321,490	1,523,412	(265,854)	(1,843,891)	(110,550)	17,264	5,873,420
Residential mortgage loans	1,468,748	(22,355)	(52,741)	78,840	493,788	871	(284,913)	(44,749)	5,689	1,643,178
Small business loans	1,802,830	(44,315)	(118,948)	115,321	1,907,961	265,854	(2,237,017)	(7,081)	3,098	1,687,703
Consumer loans	1,546,687	(85,014)	(105,041)	130,291	1,777,749	(871)	(1,799,077)	(11,931)	6,245	1,459,038
Total	12,125,441	(709,479)	(794,562)	645,942	5,702,910	–	(6,164,898)	(174,311)	32,296	10,663,339

Consolidated 3 Stages
Loans by class	Balance at December 31, 2023	Written off and forgivens	Transfers between classes of loans	New loans and liquidation, net	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2024
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	97,173,160	(594,478)	1,340,325	1,199,146	(110,550)	479,564	99,487,167
Residential mortgage loans	24,176,919	(20,162)	3,057	914,307	(44,749)	62,660	25,092,032
Small business loans	22,498,990	(1,746,105)	(1,340,325)	3,531,498	(7,081)	(99,860)	22,837,117
Consumer loans	20,098,201	(1,526,839)	(3,057)	978,429	(11,931)	35,631	19,570,434
Total	163,947,270	(3,887,584)	–	6,623,380	(174,311)	477,995	166,986,750

Stage 1
Loans by class	Balance at December 31, 2022	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Transfers between classes of loans	New loans, liquidation and write-offs, net	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2023
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	86,190,457	(7,735,234)	(390,080)	6,837,244	113,232	865,954	(957,315)	–	(995,471)	83,928,787
Residential mortgage loans	18,640,432	(3,890,376)	(87,230)	2,834,608	68,812	–	1,680,893	–	(97,070)	19,150,069
Small business loans	13,425,653	(10,427,681)	(193,852)	4,537,627	15,883	(865,954)	9,439,846	–	134,324	16,065,846
Consumer loans	15,386,935	(6,597,935)	(466,950)	3,352,518	68,103	–	3,555,141	–	(63,752)	15,234,060
Total	133,643,477	(28,651,226)	(1,138,112)	17,561,997	266,030	–	13,718,565	–	(1,021,969)	134,378,762

Stage 2
Loans by class	Balance at December 31, 2022	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Transfers between classes of loans	New loans, liquidation and write-offs, net	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2023
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	8,850,173	(6,837,244)	(1,901,832)	7,735,234	149,554	505,667	(2,566,703)	–	2,348	5,937,197
Residential mortgage loans	3,207,081	(2,834,608)	(498,299)	3,890,376	109,625	–	(301,840)	–	(14,233)	3,558,102
Small business loans	7,266,464	(4,537,627)	(2,151,478)	10,427,681	104,183	(505,667)	(6,021,879)	–	48,637	4,630,314
Consumer loans	3,471,604	(3,352,518)	(1,888,270)	6,597,935	66,491	–	(1,552,101)	–	(25,687)	3,317,454
Total	22,795,322	(17,561,997)	(6,439,879)	28,651,226	429,853	–	(10,442,523)	–	11,065	17,443,067

Stage 3
Loans by class	Balance at December 31, 2022	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Transfers between classes of loans	New loans, liquidation and write-offs, net	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2023
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	8,150,200	(113,232)	(149,554)	390,080	1,901,832	(86,176)	(2,325,958)	(377,652)	(82,364)	7,307,176
Residential mortgage loans	1,388,061	(68,812)	(109,625)	87,230	498,299	–	(248,110)	(69,258)	(9,037)	1,468,748
Small business loans	1,741,559	(15,883)	(104,183)	193,852	2,151,478	86,176	(2,231,402)	(21,388)	2,621	1,802,830
Consumer loans	1,099,383	(68,103)	(66,491)	466,950	1,888,270	–	(1,763,126)	(21,689)	11,493	1,546,687
Total	12,379,203	(266,030)	(429,853)	1,138,112	6,439,879	–	(6,568,596)	(489,987)	(77,287)	12,125,441

Consolidated 3 Stages
Loans by class	Balance at December 31, 2022	Written off and forgivens	Transfers between classes of loans	New loans and liquidation, net	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2023
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	103,190,830	(369,307)	1,285,445	(5,480,669)	(377,652)	(1,075,487)	97,173,160
Residential mortgage loans	23,235,574	(25,205)	–	1,156,148	(69,258)	(120,340)	24,176,919
Small business loans	22,433,676	(1,519,522)	(1,285,445)	2,706,087	(21,388)	185,582	22,498,990
Consumer loans	19,957,922	(1,410,633)	–	1,650,547	(21,689)	(77,946)	20,098,201
Total	168,818,002	(3,324,667)	–	32,113	(489,987)	(1,088,191)	163,947,270

c)
As of December 31, 2024, and 2023, the allowance for loan losses for direct loans, indirect loans and due from customers on banker’s acceptances, was determined under the expected credit loss model as established in IFRS 9. The movement in the allowance for loan losses is shown below for direct loans and indirect loans and due from customers on banker’s acceptances:

Stage 1
Loans by class	Balance at December 31, 2023	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	New loans liquidation, and write- offs, net	Changes in PD,LGD, EAD (*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2024
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	552,132	(151,847)	(7,753)	153,552	64,165	30,593	(147,692)	34,272	–	(12,392)	515,030
Residential mortgage loans	54,102	(20,949)	(430)	34,474	12,065	9,428	(22,871)	197	–	242	66,258
Micro-business loans	348,124	(356,044)	(6,772)	107,403	28,034	464,092	(165,734)	(34,272)	–	(548)	384,283
Consumer loans	285,091	(245,783)	(5,297)	142,011	74,041	51,412	29,377	(197)	–	355	331,010
Total	1,239,449	(774,623)	(20,252)	437,440	178,305	555,525	(306,920)	–	–	(12,343)	1,296,581

Stage 2
Loans by class	Balance at December 31, 2023	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	New loans liquidation, and write- offs, net	Changes in PD,LGD, EAD (*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2024
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	399,536	(153,552)	(205,233)	151,847	55,861	(114,850)	143,678	24,408	–	(837)	300,858
Residential mortgage loans	121,258	(34,474)	(41,104)	20,949	29,958	(18,325)	90,309	–	–	(349)	168,222
Micro-business loans	431,282	(107,403)	(351,156)	356,044	69,433	(292,119)	318,559	(24,408)	–	(3,553)	396,679
Consumer loans	435,150	(142,011)	(434,526)	245,783	85,974	(146,722)	473,117	–	–	(2,518)	514,247
Total	1,387,226	(437,440)	(1,032,019)	774,623	241,226	(572,016)	1,025,663	–	–	(7,257)	1,380,006

Stage 3
Loans by class	Balance at December 31, 2023	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	New loans liquidation, and write- offs, net	Changes in PD,LGD, EAD (*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2024
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	2,631,554	(64,165)	(55,861)	7,753	205,233	(881,988)	837,925	(89,886)	(83,143)	4,699	2,512,121
Residential mortgage loans	785,261	(12,065)	(29,958)	430	41,104	(155,152)	213,306	227	(25,181)	1,675	819,647
Micro-business loans	1,288,082	(28,034)	(69,433)	6,772	351,156	(1,898,683)	1,435,145	89,886	(5,540)	(2,032)	1,167,319
Consumer loans	1,314,373	(74,041)	(85,974)	5,297	434,526	(1,656,047)	1,275,984	(227)	(8,554)	(2,116)	1,203,221
Total	6,019,270	(178,305)	(241,226)	20,252	1,032,019	(4,591,870)	3,762,360	–	(122,418)	2,226	5,702,308

Consolidated 3 Stages			Credit loss of the period
	Balance at December 31, 2023	Loan portafolio written off and forgivens	New loans and liquidation, net	Changes in PD, LGD, EAD (*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2024

Loans by class
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	3,583,222	(614,686)	(351,559)	833,911	(31,206)	(83,143)	(8,530)	3,328,009
Residential mortgage loans	960,621	(23,023)	(141,026)	280,744	424	(25,181)	1,568	1,054,127
Micro-business loans	2,067,488	(1,813,283)	86,573	1,587,970	31,206	(5,540)	(6,133)	1,948,281
Consumer loans	2,034,614	(1,619,567)	(131,790)	1,778,478	(424)	(8,554)	(4,279)	2,048,478
Total	8,645,945	(4,070,559)	(537,802)	4,481,103	–	(122,418)	(17,374)	8,378,895

Stage 1
Loans by class	Balance at December 31, 2022	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	New loans liquidation, and write- offs, net	Changes in PD, LGD, EAD (*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2023
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	571,899	(139,043)	(9,218)	218,944	33,333	23,792	(162,840)	20,026	–	(4,761)	552,132
Residential mortgage loans	83,536	(16,389)	(705)	36,384	36,223	9,628	(94,942)	–	–	367	54,102
Micro-business loans	315,960	(305,106)	(7,484)	137,210	9,520	420,469	(205,832)	(20,026)	–	3,413	348,124
Consumer loans	300,322	(257,482)	(15,591)	173,612	61,421	60,661	(35,337)	–	–	(2,515)	285,091
Total	1,271,717	(718,020)	(32,998)	566,150	140,497	514,550	(498,951)	–	–	(3,496)	1,239,449

Stage 2
	Balance at December 31, 2022	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	New loans liquidation, and write- offs, net	Changes in PD, LGD, EAD (*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2023

Loans by class
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	493,257	(218,944)	(196,971)	139,043	39,898	(119,049)	208,014	52,764	–	1,524	399,536
Residential mortgage loans	126,832	(36,384)	(41,369)	16,389	58,782	(11,555)	9,120	–	–	(557)	121,258
Micro-business loans	540,913	(137,210)	(354,473)	305,106	64,946	(351,848)	411,980	(52,764)	–	4,632	431,282
Consumer loans	439,574	(173,612)	(576,535)	257,482	56,985	(144,372)	581,442	–	–	(5,814)	435,150
Total	1,600,576	(566,150)	(1,169,348)	718,020	220,611	(626,824)	1,210,556	–	–	(215)	1,387,226

Stage 3
	Balance at December 31, 2022	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	New loans liquidation, and write- offs, net	Changes in PD, LGD, EAD (*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2023

Loans by class
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	2,846,887	(33,333)	(39,898)	9,218	196,971	(632,292)	630,339	(48,356)	(269,312)	(28,670)	2,631,554
Residential mortgage loans	757,780	(36,223)	(58,782)	705	41,369	(149,583)	276,611	–	(40,223)	(6,393)	785,261
Micro-business loans	1,113,154	(9,520)	(64,946)	7,484	354,473	(1,779,826)	1,635,614	48,356	(17,486)	779	1,288,082
Consumer loans	940,872	(61,421)	(56,985)	15,591	576,535	(1,604,579)	1,520,266	–	(16,625)	719	1,314,373
Total	5,658,693	(140,497)	(220,611)	32,998	1,169,348	(4,166,280)	4,062,830	–	(343,646)	(33,565)	6,019,270

Consolidated 3 Stages			Credit loss of the period
Loans by class	Balance at December 31, 2022	Loan portafolio written off and forgivens	New loans and liquidation, net	Changes in PD, LGD, EAD (*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2023
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	3,912,043	(384,266)	(343,283)	675,513	24,434	(269,312)	(31,907)	3,583,222
Residential mortgage loans	968,148	(28,178)	(123,332)	190,789	-	(40,223)	(6,583)	960,621
Micro-business loans	1,970,027	(1,563,052)	(148,153)	1,841,762	(24,434)	(17,486)	8,824	2,067,488
Consumer loans	1,680,768	(1,485,766)	(202,524)	2,066,371	–	(16,625)	(7,610)	2,034,614
Total	8,530,986	(3,461,262)	(817,292)	4,774,435	–	(343,646)	(37,276)	8,645,945

(*)	The movement includes the following effects:

(i)	Calibrations to the PD, LGD and EAD models;
(ii)	Updating of macroeconomic models and projections;
(iii)	Increase or decrease in credit risk due to phase changes;
(iv)	Increase or decrease in the risk inherent to credits that remain in the same phase.

(**)
The movement of the credit loss provision for the 2024 period includes the provision for direct and indirect credits and bank acceptances for approximately S/7,994.9 million and S/383.9 million, respectively (S/8,277.9 million and S/368.0 million, respectively, as of December 31, 2023). The expected loss for indirect credits is included in the “Other liabilities” caption of the consolidated statement of financial position, Note 12(a). In Management’s opinion, the credit loss provision for loans recorded as of December 31, 2024, and 2023, has been determined in accordance with IFRS 9 and is sufficient to cover losses in the loan portfolio.

d)	Interest rates on loans are set considering the rates prevailing in the markets where the Group’s subsidiaries operate.

e)	A portion of the loan portfolio is collateralized with guarantees received from customers, which mainly consist of mortgages, trust assignments, securities and industrial and mercantile pledges.

f)	The following table presents the gross direct loan portfolio as of December 31, 2024, and 2023 by maturity based on the remaining period to the payment due date:

	2024	2023
	S/(000)	S/(000)
Outstanding loans -
From 1 to 3 months	31,363,434	30,957,809
From 3 months to 1 year	37,349,571	36,107,936
From 1 to 3 years	29,185,013	29,251,425
From 3 to 5 years	13,319,494	10,906,617
From 5 to 15 years	25,578,139	27,995,370
More than 15 years	2,093,462	2,130,930
	138,889,113	137,350,087

Internal overdue loans -
Overdue up to 90 days	1,046,337	1,459,603
Over 90 days	4,383,795	4,673,564
	5,430,132	6,133,167

Total	144,319,245	143,483,254

See credit risk analysis in Note 30.1.(c).